Acquisition of Paradigm Spine, LLC. - Pro Forma Information of Operations (Detail) - Paradigm Spine [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Pro Forma Information [Line Items]
Revenues	$ 37,374	$ 40,810
Net loss	$ (16,547)	$ (42,550)